Cover Page	May 04, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note We are filing this third amendment (“Third Amended Form 8-K”) to our Current Report on Form 8-K, as filed with the Securities and Exchange Commission (“SEC”) on filed on May 10, 2022 (the “Original Form 8-K”), which was subsequently amended by amendment to Form 8-K/A filed with the SEC on July 1, 2022 (“Amended Form 8-K”), and amended again by the filing of a Form 8-K/A on July 6, 2022 (“Second Amended Form 8-K”). The purpose of this Third Amended Form 8-K is to update the Second Amended Form 8-K to include the historical audited and unaudited financial statements of the Acquired Entities and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Second Amended Form 8-K in reliance on the instructions to such items. This Third Amended Form 8-K does not reflect subsequent events occurring after the filing dates of the Second Amended Form 8-K and does not modify or update in any way disclosures made under Items 2.01 and 5.01 therein.
Document Period End Date	May 04, 2022
Entity Registrant Name	Cruzani, Inc.
Entity Central Index Key	0001381871
Entity File Number	001-39933
Entity Tax Identification Number	26-4144571
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 744
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	398-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CZNI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false